Document and Entity Information	9 Months Ended
Dec. 31, 2017
Document And Entity Information
Entity Registrant Name	JMAX INTERNATIONAL Ltd
Entity Central Index Key	0001735664
Document Type	F-1/A
Document Period End Date	Dec. 31, 2017
Amendment Flag	true
Amendment Description	Amendment No. 1